Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets
Intangible assets

11	Intangible assets

	Goodwill	Licenses with indefinite useful life	Trademark	Customer relationships	Software	Education content	Developed technology	Educational platform	Software in progress	Other	Total

Cost
As of January 1, 2022	1,184,336	2,165,406	133,369	431,277	21,759	17,305	34,397	76,444	28,847	-	4,093,140
Additions	39,100	24,408	-	80	1,423	11,231	32,879	14,761	26,141	-	150,023
Write-off (i)	-	-	(22)	-	(381)	(7)	-	(9)	(28)	-	(447)
Remeasurement	(8,637)	-	-	-	-	-	-	-	-	-	(8,637)
Transfer	-	-	(2,472)	530	20,466	38,433	17,953	(35,499)	(40,226)	-	(815)
Business combinations	42,246	-	51,185	3,929	33	2,627	5,520	-	-	1,055	106,595
As of December 31, 2022	1,257,045	2,189,814	182,060	435,816	43,300	69,589	90,749	55,697	14,734	1,055	4,339,859
Additions	-	-	-	-	1,314	9,827	37,712	23,164	27,976	-	99,993
Business combination	75,098	586,263	-	142,451	63	-	-	-	-	-	803,875
Write-off (i)	-	-	-	-	(2,235)	-	-	(911)	(125)	-	(3,271)
Remeasurement	2,556	-	-	-	-	-	-	-	-	-	2,556
Transfer	-	-	-	-	28,708	4,785	16	(3,058)	(30,451)	-	-
As of December 31, 2023	1,334,699	2,776,077	182,060	578,267	71,150	84,201	128,477	74,892	12,134	1,055	5,243,012
Additions (ii)	-	157,227	-	-	1,511	17,701	14,092	30,255	34,905	-	255,691
Business combination	192,034	427,482	-	34,560	-	-	-	-	-	-	654,076
Write-off (i)	-	-	-	-	-	(162)	(117)	-	(1)	-	(280)
Transfer	-	-	-	-	23,292	6,529	(39,929)	29,673	(19,565)	-	-
As of December 31, 2024	1,526,733	3,360,786	182,060	612,827	95,953	108,269	102,523	134,820	27,473	1,055	6,152,499

Amortization
As of January 1, 2022	-	-	(8,529)	(142,270)	(12,699)	(16,672)	(657)	(11,478)	-	-	(192,305)
Amortization	-	-	(6,426)	(70,093)	(4,943)	(9,634)	(9,436)	(5,874)	-	(79)	(106,485)
Write-off (i)	-	-	-	-	365	57	-	-	-	-	422
Transfer	-	-	-	-	-	(313)	-	313	-	-	-
As of December 31, 2022	-	-	(14,955)	(212,363)	(17,277)	(26,562)	(10,093)	(17,039)	-	(79)	(298,368)
Amortization	-	-	(11,083)	(89,584)	(8,764)	(15,668)	(21,504)	(4,778)	-	(105)	(151,486)
Write-off (i)	-	-	-	-	1,947	-	-	911	-	-	2,858
Transfer	-	-	-	-	-	-	(6)	6	-	-	-
As of December 31, 2023	-	-	(26,038)	(301,947)	(24,094)	(42,230)	(31,603)	(20,900)	-	(184)	(446,996)
Amortization	-	-	(12,506)	(82,737)	(16,457)	(18,471)	(20,086)	(22,387)	-	(106)	(172,750)
Write-off (i)	-	-	-	-	-	1	35	-	-	-	36
Transfer	-	-	-	-	(1,207)	-	9,019	(7,812)	-	-	-
As of December 31, 2024	-	-	(38,544)	(384,684)	(41,758)	(60,700)	(42,635)	(51,099)	-	(290)	(619,710)

Net book value
As of December 31, 2024	1,526,733	3,360,786	143,516	228,143	54,195	47,569	59,888	83,721	27,473	765	5,532,789
As of December 31, 2023	1,334,699	2,776,077	156,022	276,320	47,056	41,971	96,874	53,992	12,134	871	4,796,016
(i)	Refers to intangible assets written-off as result of lack of expectation of future use.
(ii)	On January 24, 2024, MEC authorized the increase of 40 medical school seats of FIP Guanambi, which resulted in an additional payment of R$49,600. Additionally, on July 12, 2024, MEC authorized the increase of 80 medical school seats of UNIMA, which resulted in an additional payment of R$107,627.

Impairment testing of goodwill and intangible assets with indefinite lives

Licenses with indefinite useful life include intangible assets acquired through business combinations. The licenses for medicine and other courses granted by MEC to the companies acquired have no expiration date and the Company has determined that these assets have indefinite useful lives.

For impairment testing goodwill and licenses with indefinite useful lives acquired through business combinations are allocated to the respective CGUs.

The Company performed its annual impairment test on December 31, 2024 and 2023. There was no impairment for goodwill and licenses with indefinite useful lives for the years then ended. The Company tests at least annually the recoverability of the carrying amount of goodwill and licenses with indefinite useful lives for each CGU. The Company determines the recoverable amount of its CGUs based on the value-in-use. Estimating these values involves the use of assumptions, judgments and estimates of future cash flows that represent the Company's best estimate.

The carrying amounts of goodwill and licenses with indefinite useful life by CGU and their carrying amounts as of December 31, 2024 and 2023 were as follows:

	Carrying amount
	Goodwill		Licenses with indefinite useful life		CGU
	2024	2023	2024	2023	2024	2023
IPTAN	17,446	17,446	57,214	57,214	122,599	125,974
IESVAP	27,956	27,956	81,366	81,366	126,195	126,996
CCSI	4,664	4,664	56,737	56,737	60,377	54,550
IESP	73,838	73,838	179,693	179,693	322,900	332,104
FADEP	49,661	49,661	70,606	70,606	141,201	148,032
FASA	58,903	58,903	144,507	144,507	341,020	322,061
IPEMED	87,647	87,647	-	-	240,323	183,862
IPEC	-	-	108,000	108,000	168,174	157,984
UniRedentor	77,662	77,662	121,477	121,477	244,123	234,054
UniSL	4,420	4,420	273,795	273,795	386,889	401,143
FESAR	71,664	71,664	141,616	141,616	246,385	244,412
FCMPB	110,483	110,483	235,018	235,018	392,862	402,140
ITPAC Garanhuns	-	-	108,000	108,000	129,458	116,162
Content & Technology for medical education (Pillar 1)	179,830	179,830	-	-	302,031	238,921
Practice Management Tools & Electronic Prescription (Pillar 3) (i)	136,583	136,583	-	-	237,841	255,919
Clinical Decision Software (Pillar 2)	87,018	87,018	-	-	134,946	147,897
Cliquefarma	6,588	6,588	-	-	16,696	18,789
UnifipMoc	87,777	87,777	239,847	190,247	412,698	361,383
Unigranrio	169,173	169,173	421,538	421,538	819,682	833,665
Glic	8,288	8,288	-	-	22,390	23,721
DelRey	75,098	75,098	693,890	586,263	929,307	854,313
Unidom	192,034	-	427,482	-	687,570	-
	1,526,733	1,334,699	3,360,786	2,776,077	6,485,667	5,584,082

(i)	For the year ended December 31, 2024, RX PRO was included in Pillar 3. As a result, the prior period was revised for comparative purposes.

The main assumptions used by the Company to determine the value in use of the CGUs were:

•	Student enrollment - refers to the number of students that are currently enrolled in each CGU. The growth of students enrolled considers maturation of operations, limited by regulatory seats approved for each CGU.
•	Tuition fees - the monthly fee charged to students. Tuition fees are consistent with Management best expectations on prices charged and considers inflation for future periods.
•	Occupancy rate - the occupancy rate of the medical schools is the ratio of the number of students effectively enrolled divided by the regulatory capacity in a given period.

•	Regulatory capacity - the regulatory capacity is defined by the number of medical schools seats available per year awarded by MEC, multiplied by the number of years of operations since the seats were awarded.
•	Faculty - refers to the cost with faculty in the CGU, which means the amount paid to teachers and doctors.
•	Medical practice solutions revenues - refer to mobile app subscription, clinical management system, healthcare payments, medical imaging, online courses for digital content users and marketing for pharmaceutical industry. Business assumptions include management best expectations on long term targets for digital services segment operations, including total addressable market, market share and target prices including inflation.
•	Capital expenditures - refers to investments to be made on intangible assets related to developments and platform improvements especially on the continuing education and medical practice solutions’ CGUs.
•	Discount rates - discount rates represent the current market assessment of the risks specific to the CGU being tested. The pre-tax discount rate applied to cash flow projections is between 11.66% and 13.97% in 2024 (between 12.48% and 15.48% in 2023).
•	Perpetuity growth rate - refers to growth rate considered by management on long term periods after the explicit projection period of five years. The growth rates range from 3.50% to 7.53% (3.50% to 7.80% in 2023).

Significant estimate: impact of possible changes in key assumptions

An increase of 25 basis points in management’s estimated discount rate applied to the cash flow projections of each CGU as of December 31, 2024, or a decrease of 25 basis points on estimated EBITDA would not have resulted in significant impacts on the impairment testing.

Other intangible assets

Intangible assets, other than goodwill and licenses with indefinite useful lives, are valued separately for each acquisition and are amortized during each useful life. The useful lives and methods of amortization of other intangibles are reviewed at each financial year end and adjusted prospectively, if appropriate.

The estimated useful lives of intangible assets are as follows:

Customer relationships - medicine	6 years
Customer relationships - other courses	4.5 years
Software license	5 years
Education content	3 years
Trademarks	2 - 30 years
Developed technology	5 years

For the years ended December 31, 2024, 2023 and 2022, there were no indicatives that the Company’s intangible assets with finite useful lives might be impaired.